Schedule of Reconciliations of Basic and Diluted Loss Per Share (Details) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024		Dec. 31, 2023
Accounting Policies [Abstract]
Net loss	$ (289,907)		$ (563,489)		$ (628,778)		$ (2,026,245)		$ (5,561,705)		$ (7,723,257)
Weighetd average shares outstanding - basic	13,729,976	[1]	2,538,792	[1]	11,766,186	[1]	2,387,653	[1]	3,765,727	[2]	1,556,555	[2]
Weighetd average shares outstanding - diluted	13,729,976	[1]	2,538,792	[1]	11,766,186	[1]	2,387,653	[1]	3,765,727	[2]	1,556,555	[2]
Net loss per share of common stock - basic	$ (0.02)		$ (0.22)		$ (0.05)		$ (0.85)		$ (1.48)		$ (4.96)
Net loss per share of common stock - diluted	$ (0.02)		$ (0.22)		$ (0.05)		$ (0.85)		$ (1.48)		$ (4.96)

[1]	Including 1,500 and 0 shares that were granted and vested but not yet issued for the six and three months ended June 30, 2025 and 2024, respectively.
[2]	Including 1,500 and 0 shares that were granted and vested but not yet issued for the years ended December 31, 2024 and 2023, respectively.